Organization	12 Months Ended
Dec. 31, 2015
Organization [Abstract]
Organization
Note 1 — Organization Targa Resources Corp. (“TRC”) is a Delaware corporation formed in October 2005. Our common stock is listed on the New York Stock Exchange under the symbol “TRGP.” In this Annual Report, unless the context requires otherwise, references to “we,” “us,” “our,” “the Company” or “Targa” are intended to mean our consolidated business and operations.